Reverse Stock Split	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Reverse Stock Split
Reverse Stock Split

NOTE 2 – REVERSE STOCK SPLIT

Effective January 31, 2018, pursuant to authority granted by the stockholders of the Company, the Company implemented a 3-for-4 reverse split of the Company’s issued common stock (the “Second Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Second Reverse Split for all periods presented.

NOTE 2 – REVERSE STOCK SPLITS

Effective September 20, 2017, pursuant to authority granted by the stockholders of the Company, the Company implemented a 1-for-7 reverse split of the Company’s issued common stock (the “Reverse Split”).

Effective January 31, 2018, pursuant to authority granted by the stockholders of the Company, the Company implemented a 3-for-4 reverse split of the Company’s issued common stock (the “Second Reverse Split”). All share and per share information has been retroactively adjusted to reflect the Second Reverse Split for all periods presented.